Deposits from the Central Bank and Deposits from credit institutions - Classification (Details) - MXN ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Deposits
Other financial liabilities at fair value through profit or loss	$ 105,430	$ 120,653
Financial liabilities at amortized cost	890,284	820,431
Total financial liabilities	1,259,588	1,191,900
Deposits from the Central Bank and credit institutions
Deposits
Other financial liabilities at fair value through profit or loss	35,311	28,359
Financial liabilities at amortized cost	94,849	76,515
Total financial liabilities	$ 130,160	$ 104,874